SCHEDULE OF LEASE EXPENSES (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020
Operating lease cost		$ 290	$ 1,301	$ 869	$ 1,158
Short-term lease cost	12	83	16	249	320
Variable lease cost	4	108	165	282	547
Total lease expense	16	481	1,482	1,400	2,025
Total lease expense	$ 16	$ 481	$ 1,482	$ 1,400	$ 2,025